Remuneration, etc. - Share-based Variable Remuneration (Details)	12 Months Ended
	Dec. 31, 2018 item installment $ / shares shares	Dec. 31, 2017 item payment shares
Disclosure of transactions between related parties [line items]
Theoretical value per right | $ / shares	$ 0.1047
Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Immediate payment percentage		40.00%
Deferred percentage	60.00%	60.00%
Variable Remuneration or bonus deferral period		5 years
Number of payments subject to fulfilment of specific objectives | payment		5
Mr. Ignacio Benjumea Cabeza de Vaca | Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at end of period	106,113
Directors
Disclosure of transactions between related parties [line items]
Percentage of plan accrued	20.00%
Directors | Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | installment	3
Directors | 2012 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)		(87,228)
Directors | 2012 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period		87,228
Maximum number of shares to be delivered at end of period
Directors | 2013 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(135,405)	(133,419)
Shares arising from the capital increase of July 2017		1,985
Directors | 2013 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	135,405	266,839
Maximum number of shares to be delivered at end of period		135,405
Directors | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(182,906)	(180,224)
Shares arising from the capital increase of July 2017		10,727
Directors | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	731,621	901,118
Maximum number of shares to be delivered at end of period	548,715	731,621
Directors | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(656,031)
Shares delivered (deferred payment variable remuneration)	(199,739)
Shares arising from the capital increase of July 2017		14,644
Directors | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	998,690	1,640,077
Maximum number of shares to be delivered at end of period	798,951	998,690
Directors | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(620,243)
Directors | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	1,550,610
Maximum number of shares to be delivered | item		1,550,610
Maximum number of shares to be delivered at end of period	930,366	1,550,610
Directors | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered | item	1,892,973
Maximum number of shares to be delivered at end of period	1,892,973
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2012 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)		(33,120)
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2012 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period		33,120
Maximum number of shares to be delivered at end of period
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2013 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(61,721)	(60,814)
Shares arising from the capital increase of July 2017		905
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2013 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	61,721	121,630
Maximum number of shares to be delivered at end of period		61,721
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(64,404)	(63,460)
Shares arising from the capital increase of July 2017		3,777
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	257,617	317,300
Maximum number of shares to be delivered at end of period	193,213	257,617
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(236,817)
Shares delivered (deferred payment variable remuneration)	(72,102)
Shares arising from the capital increase of July 2017		5,286
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	360,512	592,043
Maximum number of shares to be delivered at end of period	288,410	360,512
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(229,750)
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	574,375
Maximum number of shares to be delivered | item		574,375
Maximum number of shares to be delivered at end of period	344,625	574,375
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered | item	860,865
Maximum number of shares to be delivered at end of period	860,865
Directors | Mr. Jose Antonio Alvarez Alvarez | 2012 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)		(19,561)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2012 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period		19,561
Maximum number of shares to be delivered at end of period
Directors | Mr. Jose Antonio Alvarez Alvarez | 2013 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(26,632)	(26,242)
Shares arising from the capital increase of July 2017		390
Directors | Mr. Jose Antonio Alvarez Alvarez | 2013 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	26,632	52,484
Maximum number of shares to be delivered at end of period		26,632
Directors | Mr. Jose Antonio Alvarez Alvarez | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(42,811)	(42,183)
Shares arising from the capital increase of July 2017		2,511
Directors | Mr. Jose Antonio Alvarez Alvarez | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	171,242	210,914
Maximum number of shares to be delivered at end of period	128,431	171,242
Directors | Mr. Jose Antonio Alvarez Alvarez | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(159,843)
Shares delivered (deferred payment variable remuneration)	(48,667)
Shares arising from the capital increase of July 2017		3,568
Directors | Mr. Jose Antonio Alvarez Alvarez | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	243,332	399,607
Maximum number of shares to be delivered at end of period	194,665	243,332
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(153,647)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	384,118
Maximum number of shares to be delivered | item		384,118
Maximum number of shares to be delivered at end of period	230,471	384,118
Directors | Mr. Jose Antonio Alvarez Alvarez | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered | item	575,268
Maximum number of shares to be delivered at end of period	575,268
Directors | Mr. Rodrigo Echenique Gordillo | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(31,712)	(31,247)
Shares arising from the capital increase of July 2017		1,860
Directors | Mr. Rodrigo Echenique Gordillo | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	126,846	156,233
Maximum number of shares to be delivered at end of period	95,134	126,846
Directors | Mr. Rodrigo Echenique Gordillo | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(118,389)
Shares delivered (deferred payment variable remuneration)	(36,046)
Shares arising from the capital increase of July 2017		2,643
Directors | Mr. Rodrigo Echenique Gordillo | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	180,226	295,972
Maximum number of shares to be delivered at end of period	144,180	180,226
Directors | Mr. Rodrigo Echenique Gordillo | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(119,738)
Directors | Mr. Rodrigo Echenique Gordillo | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	299,346
Maximum number of shares to be delivered | item		299,346
Maximum number of shares to be delivered at end of period	179,608	299,346
Directors | Mr. Rodrigo Echenique Gordillo | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered | item	456,840
Maximum number of shares to be delivered at end of period	456,840
Directors | Mr. Matias Rodriguez Inciarte | 2012 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)		(34,547)
Directors | Mr. Matias Rodriguez Inciarte | 2012 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period		34,547
Maximum number of shares to be delivered at end of period
Directors | Mr. Matias Rodriguez Inciarte | 2013 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(47,052)	(46,363)
Shares arising from the capital increase of July 2017		690
Directors | Mr. Matias Rodriguez Inciarte | 2013 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	47,052	92,725
Maximum number of shares to be delivered at end of period		47,052
Directors | Mr. Matias Rodriguez Inciarte | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration)	(43,979)	(43,334)
Shares arising from the capital increase of July 2017		2,579
Directors | Mr. Matias Rodriguez Inciarte | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	175,916	216,671
Maximum number of shares to be delivered at end of period	131,937	175,916
Directors | Mr. Matias Rodriguez Inciarte | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)		(140,982)
Shares delivered (deferred payment variable remuneration)	(42,924)
Shares arising from the capital increase of July 2017		3,147
Directors | Mr. Matias Rodriguez Inciarte | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	214,620	352,455
Maximum number of shares to be delivered at end of period	171,696	214,620
Directors | Mr. Matias Rodriguez Inciarte | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration)	(117,108)
Directors | Mr. Matias Rodriguez Inciarte | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period	292,771
Maximum number of shares to be delivered | item		292,771
Maximum number of shares to be delivered at end of period	175,662	292,771